Pledged Assets and Collateral - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2024	Mar. 31, 2023
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Reserve funds maintained with the BOJ	¥ 70,593	¥ 64,993
Reserve funds requires to be maintained by MHFG Group	1,734	1,701
Fair value collateral received that can be sold or repledged	25,466	15,529
Fair value collateral received that can be sold or repledged, value of collateral sold or repledged	¥ 22,812	¥ 13,379